UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01796

Fidelity Destiny Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2021

Item 1.

Reports to Stockholders

Fidelity Advisor® Diversified Stock Fund

Semi-Annual Report

March 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2021

% of fund's net assets
Alphabet, Inc. Class C	6.6
Microsoft Corp.	5.1
Amazon.com, Inc.	4.2
Facebook, Inc. Class A	2.9
Apple, Inc.	2.4
Bank of America Corp.	2.2
NVIDIA Corp.	1.9
MasterCard, Inc. Class A	1.7
The Boeing Co.	1.7
Uber Technologies, Inc.	1.5
30.2

Top Five Market Sectors as of March 31, 2021

% of fund's net assets
Information Technology	22.4
Consumer Discretionary	15.2
Financials	14.3
Communication Services	12.4
Industrials	12.1

Asset Allocation (% of fund's net assets)

As of March 31, 2021*
Stocks	99.2%
Convertible Securities	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 10.1%

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 12.4%
Entertainment - 2.1%
Activision Blizzard, Inc.	98,049	$9,118,557
Electronic Arts, Inc.	30,767	4,164,929
Live Nation Entertainment, Inc. (a)	151,400	12,816,010
Roblox Corp. (a)	27,800	1,802,274
Spotify Technology SA (a)	4,100	1,098,595
The Walt Disney Co. (a)	128,900	23,784,628
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	2,673,426	5,774,600
		58,559,593
Interactive Media & Services - 9.6%
Alphabet, Inc. Class C (a)	87,081	180,138,367
Facebook, Inc. Class A (a)	267,840	78,886,915
Match Group, Inc. (a)	13,350	1,834,023
Snap, Inc. Class A (a)	18,600	972,594
		261,831,899
Media - 0.1%
Cable One, Inc.	892	1,630,897
ViacomCBS, Inc. Class B	50,700	2,286,570
		3,917,467
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc.	122,674	15,369,825

TOTAL COMMUNICATION SERVICES		339,678,784

CONSUMER DISCRETIONARY - 15.2%
Automobiles - 0.8%
General Motors Co.	337,700	19,404,242
Thor Industries, Inc.	22,698	3,058,329
		22,462,571
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	3,668	628,879
Hotels, Restaurants & Leisure - 2.7%
Airbnb, Inc. Class A (e)	27,300	5,130,762
Churchill Downs, Inc.	24,831	5,647,066
Deliveroo Holdings PLC (a)	199,000	788,594
Flutter Entertainment PLC	14,255	3,047,034
Hilton Worldwide Holdings, Inc.	24,300	2,938,356
Las Vegas Sands Corp.	33,300	2,023,308
Marriott International, Inc. Class A	185,900	27,533,649
Penn National Gaming, Inc. (a)	146,174	15,324,882
Royal Caribbean Cruises Ltd.	22,400	1,917,664
Starbucks Corp.	90,342	9,871,670
		74,222,985
Household Durables - 1.5%
D.R. Horton, Inc.	129,913	11,577,847
Lennar Corp. Class A	184,191	18,645,655
NVR, Inc. (a)	750	3,533,198
Toll Brothers, Inc.	110,694	6,279,671
Whirlpool Corp.	3,163	696,967
		40,733,338
Internet & Direct Marketing Retail - 5.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	20,963	4,752,941
Amazon.com, Inc. (a)	37,303	115,418,466
Coupang, Inc. Class A (a)(e)	23,200	1,144,920
Revolve Group, Inc. (a)	25,900	1,163,687
The Booking Holdings, Inc. (a)	4,884	11,378,939
Wayfair LLC Class A (a)	5,263	1,656,529
		135,515,482
Leisure Products - 0.5%
Allstar Co-Invest Blocker LP (a)(c)	48,310	8,204,487
BRP, Inc.	37,800	3,277,684
Callaway Golf Co.	73,602	1,968,854
		13,451,025
Specialty Retail - 2.6%
American Eagle Outfitters, Inc.	158,593	4,637,259
Aritzia LP (a)	80,700	1,875,101
Auto1 Group SE (f)	15,700	890,191
Burlington Stores, Inc. (a)	1,000	298,800
Gap, Inc.	355,400	10,583,812
Industria de Diseno Textil SA	95,600	3,158,620
Lowe's Companies, Inc.	28,582	5,435,725
RH (a)	4,858	2,898,283
The Home Depot, Inc.	63,740	19,456,635
TJX Companies, Inc.	320,125	21,176,269
		70,410,695
Textiles, Apparel & Luxury Goods - 2.1%
Capri Holdings Ltd. (a)	90,500	4,615,500
LVMH Moet Hennessy Louis Vuitton SE	13,748	9,182,999
Moncler SpA	62,067	3,557,050
NIKE, Inc. Class B	122,181	16,236,633
Ralph Lauren Corp.	32,700	4,027,332
Tapestry, Inc.	405,000	16,690,050
thredUP, Inc. (a)	8,900	207,637
Tory Burch LLC (a)(b)(c)(d)	28,846	2,302,177
		56,819,378

TOTAL CONSUMER DISCRETIONARY		414,244,353

CONSUMER STAPLES - 2.8%
Beverages - 2.0%
Constellation Brands, Inc. Class A (sub. vtg.)	3,400	775,200
Diageo PLC	363,800	14,945,456
Duckhorn Portfolio, Inc. (a)	13,700	229,886
Monster Beverage Corp. (a)	293,904	26,771,715
The Coca-Cola Co.	234,300	12,349,953
		55,072,210
Food & Staples Retailing - 0.3%
Performance Food Group Co. (a)	103,370	5,955,146
U.S. Foods Holding Corp. (a)	47,692	1,818,019
		7,773,165
Food Products - 0.1%
Beyond Meat, Inc. (a)(e)	13,034	1,695,984
Laird Superfood, Inc.	3,500	131,145
Mondelez International, Inc.	28,249	1,653,414
		3,480,543
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	36,604	10,646,273

TOTAL CONSUMER STAPLES		76,972,191

ENERGY - 3.4%
Energy Equipment & Services - 0.4%
Halliburton Co.	225,600	4,841,376
Schlumberger Ltd.	199,000	5,410,810
		10,252,186
Oil, Gas & Consumable Fuels - 3.0%
Devon Energy Corp.	97,500	2,130,375
EOG Resources, Inc.	55,800	4,047,174
Exxon Mobil Corp.	254,900	14,231,067
Hess Corp.	100,700	7,125,532
Pioneer Natural Resources Co.	101,200	16,072,584
Reliance Industries Ltd.	239,181	6,549,737
Reliance Industries Ltd. sponsored GDR (f)	96,100	5,314,330
Suncor Energy, Inc.	1,254,200	26,217,740
		81,688,539

TOTAL ENERGY		91,940,725

FINANCIALS - 14.3%
Banks - 5.7%
Bank of America Corp.	1,576,480	60,994,011
JPMorgan Chase & Co.	226,687	34,508,562
M&T Bank Corp.	153,700	23,302,457
PNC Financial Services Group, Inc.	16,936	2,970,744
Truist Financial Corp.	14,056	819,746
Wells Fargo & Co.	851,000	33,248,570
		155,844,090
Capital Markets - 3.4%
Bank of New York Mellon Corp.	105,200	4,974,908
BlackRock, Inc. Class A	15,400	11,610,984
Charles Schwab Corp.	13,000	847,340
Goldman Sachs Group, Inc.	49,100	16,055,700
Intercontinental Exchange, Inc.	37,793	4,220,722
MarketAxess Holdings, Inc.	15,641	7,787,967
Morgan Stanley	481,500	37,393,290
Morningstar, Inc.	15,961	3,591,863
MSCI, Inc.	15,834	6,638,880
		93,121,654
Consumer Finance - 2.7%
American Express Co.	208,900	29,546,816
Capital One Financial Corp. (g)	298,700	38,003,601
Discover Financial Services	54,700	5,195,953
		72,746,370
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	61,433	15,694,289
Coinbase, Inc. (a)(c)(d)	2,100	783,300
KKR Renaissance Co-Invest LP unit (a)(c)	15,316	9,125,910
		25,603,499
Insurance - 1.6%
American Financial Group, Inc.	43,700	4,986,170
Arthur J. Gallagher & Co.	125,700	15,683,589
Hartford Financial Services Group, Inc.	42,400	2,831,896
MetLife, Inc.	75,900	4,613,961
Progressive Corp.	119,800	11,454,078
The Travelers Companies, Inc.	21,800	3,278,720
		42,848,414

TOTAL FINANCIALS		390,164,027

HEALTH CARE - 10.2%
Biotechnology - 1.2%
AbbVie, Inc.	63,470	6,868,723
Biogen, Inc. (a)	6,505	1,819,774
Generation Bio Co.	9,700	276,062
Novavax, Inc. (a)	18,600	3,372,366
Olink Holding AB ADR (a)	9,800	352,800
Poseida Therapeutics, Inc. (a)	10,014	95,634
Regeneron Pharmaceuticals, Inc. (a)	39,347	18,616,640
Revolution Medicines, Inc. (a)	40,553	1,860,572
		33,262,571
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	13,988	1,676,322
Boston Scientific Corp. (a)	63,400	2,450,410
Danaher Corp.	33,250	7,483,910
DexCom, Inc. (a)	15,198	5,462,009
Hologic, Inc. (a)	118,988	8,850,327
Outset Medical, Inc.	4,065	221,095
Stryker Corp.	110,300	26,866,874
		53,010,947
Health Care Providers & Services - 2.7%
1Life Healthcare, Inc. (a)	79,338	3,100,529
Cigna Corp.	96,971	23,441,770
Guardant Health, Inc. (a)	3,900	595,335
Humana, Inc.	24,175	10,135,369
Innovage Holding Corp. (a)	17,100	441,009
UnitedHealth Group, Inc.	94,508	35,163,592
		72,877,604
Health Care Technology - 0.0%
Alignment Healthcare, Inc. (a)	28,300	620,619
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	22,001	3,982,181
Bio-Techne Corp.	2,100	802,053
Bruker Corp.	261,092	16,782,994
Maravai LifeSciences Holdings, Inc.	14,700	523,908
Sartorius Stedim Biotech	3,966	1,633,406
Thermo Fisher Scientific, Inc.	49,826	22,739,590
		46,464,132
Pharmaceuticals - 2.7%
Eli Lilly & Co.	212,951	39,783,506
Royalty Pharma PLC (e)	378,200	16,497,084
Zoetis, Inc. Class A	103,150	16,244,062
		72,524,652

TOTAL HEALTH CARE		278,760,525

INDUSTRIALS - 12.1%
Aerospace & Defense - 1.7%
Airbus Group NV	13,900	1,576,501
Howmet Aerospace, Inc. (a)	34,900	1,121,337
The Boeing Co.	178,000	45,340,160
		48,037,998
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	77,527	13,178,815
Airlines - 1.0%
Delta Air Lines, Inc.	228,800	11,046,464
Southwest Airlines Co.	274,300	16,748,758
		27,795,222
Building Products - 1.3%
Carrier Global Corp.	89,038	3,759,184
Fortune Brands Home & Security, Inc.	25,779	2,470,144
The AZEK Co., Inc.	75,520	3,175,616
Trane Technologies PLC	152,802	25,297,899
		34,702,843
Commercial Services & Supplies - 0.1%
Cintas Corp.	8,211	2,802,496
Construction & Engineering - 1.2%
Quanta Services, Inc.	367,814	32,360,276
Electrical Equipment - 1.4%
AMETEK, Inc.	74,500	9,515,885
Array Technologies, Inc.	76,256	2,273,954
Generac Holdings, Inc. (a)	21,182	6,936,046
Plug Power, Inc. (a)(e)	101,100	3,623,424
Rockwell Automation, Inc.	29,229	7,758,546
Shoals Technologies Group, Inc.	227,900	7,926,362
		38,034,217
Industrial Conglomerates - 1.3%
General Electric Co. (g)	2,797,000	36,724,610
Machinery - 1.4%
Caterpillar, Inc.	76,774	17,801,587
Deere & Co.	46,247	17,302,853
Otis Worldwide Corp.	35,074	2,400,815
		37,505,255
Professional Services - 0.3%
Experian PLC	213,533	7,356,426
Road & Rail - 1.9%
Canadian Pacific Railway Ltd.	15,700	5,954,853
Old Dominion Freight Lines, Inc.	14,773	3,551,577
Uber Technologies, Inc. (a)	758,972	41,371,564
		50,877,994
Trading Companies & Distributors - 0.0%
AerCap Holdings NV (a)	26,600	1,562,484

TOTAL INDUSTRIALS		330,938,636

INFORMATION TECHNOLOGY - 22.1%
IT Services - 3.5%
Accenture PLC Class A	61,523	16,995,729
Adyen BV (a)(f)	722	1,611,075
Amadeus IT Holding SA Class A (a)	18,400	1,310,597
MasterCard, Inc. Class A	134,019	47,717,465
MongoDB, Inc. Class A (a)	4,982	1,332,336
PayPal Holdings, Inc. (a)	22,200	5,391,048
Square, Inc. (a)	63,795	14,484,655
VeriSign, Inc. (a)	10,609	2,108,645
Visa, Inc. Class A	19,826	4,197,759
		95,149,309
Semiconductors & Semiconductor Equipment - 8.1%
Advanced Micro Devices, Inc. (a)	162,451	12,752,404
ASML Holding NV	15,795	9,751,201
First Solar, Inc. (a)	14,645	1,278,509
KLA Corp.	21,806	7,204,702
Lam Research Corp.	52,001	30,953,075
Marvell Technology Group Ltd.	805,848	39,470,435
Microchip Technology, Inc.	8,800	1,365,936
NVIDIA Corp.	95,658	51,074,676
NXP Semiconductors NV	162,863	32,790,836
Qualcomm, Inc.	184,800	24,502,632
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	57,246	6,771,057
Universal Display Corp.	15,493	3,668,278
		221,583,741
Software - 7.6%
Adobe, Inc. (a)	40,119	19,071,369
Cloudflare, Inc. (a)	37,425	2,629,481
Dynatrace, Inc. (a)	84,536	4,078,017
HubSpot, Inc. (a)	15,300	6,949,413
Intuit, Inc.	39,554	15,151,555
LivePerson, Inc. (a)	15,277	805,709
Microsoft Corp.	596,213	140,569,139
Salesforce.com, Inc. (a)	66,734	14,138,933
Tenable Holdings, Inc. (a)	22,309	807,251
Viant Technology, Inc.	16,200	856,818
Workday, Inc. Class A (a)	12,451	3,093,202
		208,150,887
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	541,655	66,163,158
Samsung Electronics Co. Ltd.	190,530	13,835,287
		79,998,445

TOTAL INFORMATION TECHNOLOGY		604,882,382

MATERIALS - 4.7%
Chemicals - 3.2%
Albemarle Corp. U.S.	10,593	1,547,743
Ashland Global Holdings, Inc.	8,966	795,912
Celanese Corp. Class A	23,893	3,579,410
CF Industries Holdings, Inc.	209,700	9,516,186
Corbion NV	17,000	946,955
Corteva, Inc.	217,300	10,130,526
DuPont de Nemours, Inc.	279,983	21,637,086
Huntsman Corp.	49,886	1,438,213
International Flavors & Fragrances, Inc.	85,834	11,983,285
Linde PLC	6,300	1,764,882
Olin Corp.	298,500	11,334,045
Sherwin-Williams Co.	5,522	4,075,291
The Chemours Co. LLC	317,001	8,847,498
		87,597,032
Containers & Packaging - 0.2%
Avery Dennison Corp.	30,310	5,566,432
Metals & Mining - 1.3%
Anglo American PLC (United Kingdom)	56,300	2,206,211
First Quantum Minerals Ltd.	347,700	6,626,414
Franco-Nevada Corp.	8,199	1,027,501
Freeport-McMoRan, Inc. (g)	539,753	17,774,066
Nucor Corp.	27,700	2,223,479
Rio Tinto PLC sponsored ADR (e)	85,800	6,662,370
		36,520,041

TOTAL MATERIALS		129,683,505

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Equity Residential (SBI)	43,300	3,101,579
Lamar Advertising Co. Class A	12,146	1,140,752
Simon Property Group, Inc. (g)	120,700	13,732,039
		17,974,370
UTILITIES - 1.3%
Electric Utilities - 0.8%
NextEra Energy, Inc.	284,748	21,529,796
Independent Power and Renewable Electricity Producers - 0.5%
Brookfield Renewable Corp.	75,600	3,541,475
The AES Corp.	358,900	9,622,109
		13,163,584

TOTAL UTILITIES		34,693,380

TOTAL COMMON STOCKS
(Cost $1,741,569,728)		2,709,932,878

Convertible Preferred Stocks - 0.3%
INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
ByteDance Ltd. Series E1 (c)(d)	17,226	1,887,525
Yanka Industries, Inc. Series E (c)(d)	165,574	5,277,969
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,887,526)		7,165,494

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.06% (h)	13,520,875	13,523,579
Fidelity Securities Lending Cash Central Fund 0.06% (h)(i)	22,198,944	22,201,164
TOTAL MONEY MARKET FUNDS
(Cost $35,724,743)		35,724,743
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $1,781,181,997)		2,752,823,115
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(21,751,337)
NET ASSETS - 100%		$2,731,071,778

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Capital One Financial Corp.	Chicago Board Options Exchange	700	$8,906,100	$140.00	5/21/21	$(166,600)
Freeport-McMoRan, Inc.	Chicago Board Options Exchange	693	2,282,049	40.00	5/21/21	(46,431)
General Electric Co.	Chicago Board Options Exchange	1,444	1,895,972	15.00	5/21/21	(37,544)
Live Nation Entertainment, Inc.	Goldman Sachs International Ltd.	700	5,925,500	100.00	5/21/21	(82,939)
Simon Property Group, Inc.	Chicago Board Options Exchange	600	6,826,200	130.00	5/21/21	(108,900)
TOTAL WRITTEN OPTIONS						$(442,414)

The face value of written call options as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,355,968 or 1.2% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,815,596 or 0.3% of net assets.

 (g) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $19,910,321.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Allstar Co-Invest Blocker LP	8/1/11	$5,353,833
ByteDance Ltd. Series E1	11/18/20	$1,887,525
Coinbase, Inc.	2/25/21 - 3/5/21	$790,231
KKR Renaissance Co-Invest LP unit	7/25/13	$1,615,838
Tory Burch LLC	5/14/15	$2,039,212
WME Entertainment Parent, LLC Class A	8/16/16	$4,999,999
Yanka Industries, Inc. Series E	5/15/20	$2,000,001

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,059
Fidelity Securities Lending Cash Central Fund	5,637
Total	$9,696

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$339,678,784	$333,904,184	$--	$5,774,600
Consumer Discretionary	414,244,353	391,396,070	20,546,106	2,302,177
Consumer Staples	76,972,191	62,026,735	14,945,456	--
Energy	91,940,725	91,940,725	--	--
Financials	390,164,027	380,254,817	9,125,910	783,300
Health Care	278,760,525	278,760,525	--	--
Industrials	330,938,636	322,005,709	8,932,927	--
Information Technology	612,047,876	588,125,423	16,756,959	7,165,494
Materials	129,683,505	129,683,505	--	--
Real Estate	17,974,370	17,974,370	--	--
Utilities	34,693,380	34,693,380	--	--
Money Market Funds	35,724,743	35,724,743	--	--
Total Investments in Securities:	$2,752,823,115	$2,666,490,186	$70,307,358	$16,025,571
Derivative Instruments:
Liabilities
Written Options	$(442,414)	$(359,475)	$(82,939)	$--
Total Liabilities	$(442,414)	$(359,475)	$(82,939)	$--
Total Derivative Instruments:	$(442,414)	$(359,475)	$(82,939)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options(a)	$0	$(442,414)
Total Equity Risk	0	(442,414)
Total Value of Derivatives	$0	$(442,414)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.9%
Canada	1.7%
Netherlands	1.7%
Ireland	1.7%
Bermuda	1.4%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,846,330) — See accompanying schedule: Unaffiliated issuers (cost $1,745,457,254)	$2,717,098,372
Fidelity Central Funds (cost $35,724,743)	35,724,743
Total Investment in Securities (cost $1,781,181,997)		$2,752,823,115
Restricted cash		105,208
Foreign currency held at value (cost $363,348)		363,348
Receivable for investments sold		13,219,674
Receivable for fund shares sold		81,556
Dividends receivable		1,542,101
Distributions receivable from Fidelity Central Funds		3,252
Prepaid expenses		1,457
Other receivables		73,655
Total assets		2,768,213,366
Liabilities
Payable for investments purchased	$12,382,990
Payable for fund shares redeemed	564,931
Accrued management fee	895,447
Distribution and service plan fees payable	125,058
Written options, at value (premium received $674,924)	442,414
Other affiliated payables	142,650
Other payables and accrued expenses	390,423
Collateral on securities loaned	22,197,675
Total liabilities		37,141,588
Net Assets		$2,731,071,778
Net Assets consist of:
Paid in capital		$1,488,422,257
Total accumulated earnings (loss)		1,242,649,521
Net Assets		$2,731,071,778
Net Asset Value and Maximum Offering Price
Class O:
Net Asset Value, offering price and redemption price per share ($2,200,282,645 ÷ 64,036,780 shares)		$34.36
Class A:
Net Asset Value and redemption price per share ($368,057,903 ÷ 11,073,252 shares)(a)		$33.24
Maximum offering price per share (100/94.25 of $33.24)		$35.27
Class M:
Net Asset Value and redemption price per share ($49,411,294 ÷ 1,502,692 shares)(a)		$32.88
Maximum offering price per share (100/96.50 of $32.88)		$34.07
Class C:
Net Asset Value and offering price per share ($35,061,189 ÷ 1,107,766 shares)(a)		$31.65
Class I:
Net Asset Value, offering price and redemption price per share ($62,484,274 ÷ 1,746,287 shares)		$35.78
Class Z:
Net Asset Value, offering price and redemption price per share ($15,774,473 ÷ 445,991 shares)		$35.37

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2021 (Unaudited)
Investment Income
Dividends		$10,267,515
Income from Fidelity Central Funds (including $5,637 from security lending)		9,696
Total income		10,277,211
Expenses
Management fee	$5,146,156
Transfer agent fees	1,650,955
Distribution and service plan fees	712,029
Accounting fees	384,476
Custodian fees and expenses	67,701
Independent trustees' fees and expenses	5,509
Registration fees	39,816
Audit	41,907
Legal	5,689
Interest	504
Miscellaneous	6,858
Total expenses before reductions	8,061,600
Expense reductions	(1,302,735)
Total expenses after reductions		6,758,865
Net investment income (loss)		3,518,346
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $30,253)	306,214,332
Fidelity Central Funds	246
Foreign currency transactions	2,211
Written options	1,724,765
Total net realized gain (loss)		307,941,554
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $213,805)	120,387,113
Assets and liabilities in foreign currencies	(7,611)
Written options	232,510
Total change in net unrealized appreciation (depreciation)		120,612,012
Net gain (loss)		428,553,566
Net increase (decrease) in net assets resulting from operations		$432,071,912

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2021 (Unaudited)	Year ended September 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,518,346	$14,145,553
Net realized gain (loss)	307,941,554	102,576,808
Change in net unrealized appreciation (depreciation)	120,612,012	397,937,111
Net increase (decrease) in net assets resulting from operations	432,071,912	514,659,472
Distributions to shareholders	(129,966,445)	(67,891,900)
Share transactions - net increase (decrease)	34,227,365	(97,281,301)
Total increase (decrease) in net assets	336,332,832	349,486,271
Net Assets
Beginning of period	2,394,738,946	2,045,252,675
End of period	$2,731,071,778	$2,394,738,946

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Diversified Stock Fund Class O

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$30.57	$24.95	$28.95	$26.07	$22.27	$21.04
Income from Investment Operations
Net investment income (loss)A	.06	.20	.22	.21	.39	.38
Net realized and unrealized gain (loss)	5.42	6.28	(1.33)	4.95	3.80	2.57
Total from investment operations	5.48	6.48	(1.11)	5.16	4.19	2.95
Distributions from net investment income	(.17)	(.22)	(.17)	(.35)	(.36)B	(.36)
Distributions from net realized gain	(1.53)	(.64)	(2.71)	(1.93)	(.03)B	(1.36)
Total distributions	(1.69)C	(.86)	(2.89)C	(2.28)	(.39)	(1.72)
Net asset value, end of period	$34.36	$30.57	$24.95	$28.95	$26.07	$22.27
Total ReturnD,E	18.40%	26.50%	(2.68)%F	21.08%F	18.99%F	15.05%F
Ratios to Average Net AssetsG,H
Expenses before reductions	.56%I	.57%	.57%	.47%	.48%	.47%
Expenses net of fee waivers, if any	.45%I	.46%	.46%	.47%	.48%	.47%
Expenses net of all reductions	.44%I	.45%	.46%	.46%	.48%	.47%
Net investment income (loss)	.35%I	.74%	.88%	.78%	1.61%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$2,200,283	$1,935,829	$1,640,484	$1,855,761	$1,763,983	$1,509,620
Portfolio turnover rateJ	94%I	78%	95%	103%	77%	46%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$29.58	$24.17	$28.14	$25.40	$21.71	$20.55
Income from Investment Operations
Net investment income (loss)A	–B	.10	.12	.11	.30	.30
Net realized and unrealized gain (loss)	5.25	6.08	(1.30)	4.82	3.70	2.51
Total from investment operations	5.25	6.18	(1.18)	4.93	4.00	2.81
Distributions from net investment income	(.07)	(.13)	(.08)	(.26)	(.28)C	(.29)
Distributions from net realized gain	(1.53)	(.64)	(2.71)	(1.93)	(.03)C	(1.36)
Total distributions	(1.59)D	(.77)	(2.79)	(2.19)	(.31)	(1.65)
Net asset value, end of period	$33.24	$29.58	$24.17	$28.14	$25.40	$21.71
Total ReturnE,F,G	18.21%	26.05%	(3.05)%H	20.67%H	18.58%H	14.64%H
Ratios to Average Net AssetsI,J
Expenses before reductions	.86%K	.87%	.88%	.82%	.83%	.84%
Expenses net of fee waivers, if any	.80%K	.81%	.82%	.81%	.82%	.83%
Expenses net of all reductions	.79%K	.80%	.81%	.80%	.82%	.83%
Net investment income (loss)	- %K,L	.38%	.52%	.43%	1.27%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$368,058	$314,622	$270,441	$284,276	$252,202	$225,107
Portfolio turnover rateM	94%K	78%	95%	103%	77%	46%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount represents less than .005%.

 M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$29.27	$23.91	$27.86	$25.17	$21.53	$20.38
Income from Investment Operations
Net investment income (loss)A	(.05)	.01	.04	.01	.20	.22
Net realized and unrealized gain (loss)	5.19	6.02	(1.29)	4.78	3.68	2.48
Total from investment operations	5.14	6.03	(1.25)	4.79	3.88	2.70
Distributions from net investment income	–	(.03)	–	(.17)	(.21)B	(.19)
Distributions from net realized gain	(1.53)	(.64)	(2.70)	(1.93)	(.03)B	(1.36)
Total distributions	(1.53)	(.67)	(2.70)	(2.10)	(.24)	(1.55)
Net asset value, end of period	$32.88	$29.27	$23.91	$27.86	$25.17	$21.53
Total ReturnC,D,E	17.98%	25.64%	(3.42)%	20.23%	18.10%	14.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.14%H	1.17%	1.18%	1.19%	1.22%	1.24%
Expenses net of fee waivers, if any	1.14%H	1.16%	1.18%	1.19%	1.22%	1.24%
Expenses net of all reductions	1.13%H	1.16%	1.18%	1.18%	1.21%	1.24%
Net investment income (loss)	(.34)%H	.03%	.16%	.06%	.87%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$49,411	$42,562	$38,382	$41,540	$36,726	$30,261
Portfolio turnover rateI	94%H	78%	95%	103%	77%	46%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$28.30	$23.21	$27.13	$24.57	$21.03	$19.93
Income from Investment Operations
Net investment income (loss)A	(.14)	(.13)	(.09)	(.12)	.08	.11
Net realized and unrealized gain (loss)	5.02	5.82	(1.25)	4.65	3.59	2.43
Total from investment operations	4.88	5.69	(1.34)	4.53	3.67	2.54
Distributions from net investment income	–	–B	–	(.04)	(.10)C	(.08)
Distributions from net realized gain	(1.53)	(.60)	(2.58)	(1.93)	(.03)C	(1.36)
Total distributions	(1.53)	(.60)	(2.58)	(1.97)	(.13)	(1.44)
Net asset value, end of period	$31.65	$28.30	$23.21	$27.13	$24.57	$21.03
Total ReturnD,E,F	17.67%	24.87%	(3.92)%	19.55%	17.51%	13.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.71%I	1.73%	1.74%	1.74%	1.76%	1.77%
Expenses net of fee waivers, if any	1.71%I	1.73%	1.74%	1.74%	1.76%	1.77%
Expenses net of all reductions	1.70%I	1.72%	1.74%	1.73%	1.75%	1.76%
Net investment income (loss)	(.91)%I	(.54)%	(.40)%	(.49)%	.33%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$35,061	$30,556	$29,785	$34,772	$29,147	$23,620
Portfolio turnover rateJ	94%I	78%	95%	103%	77%	46%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$31.75	$25.88	$29.91	$26.87	$22.94	$21.61
Income from Investment Operations
Net investment income (loss)A	.04	.16	.18	.17	.36	.36
Net realized and unrealized gain (loss)	5.64	6.52	(1.36)	5.11	3.92	2.65
Total from investment operations	5.68	6.68	(1.18)	5.28	4.28	3.01
Distributions from net investment income	(.12)	(.18)	(.13)	(.31)	(.32)B	(.32)
Distributions from net realized gain	(1.53)	(.64)	(2.71)	(1.93)	(.03)B	(1.36)
Total distributions	(1.65)	(.81)C	(2.85)C	(2.24)	(.35)	(1.68)
Net asset value, end of period	$35.78	$31.75	$25.88	$29.91	$26.87	$22.94
Total ReturnD,E	18.31%	26.32%	(2.85)%	20.88%	18.81%	14.92%
Ratios to Average Net AssetsF,G
Expenses before reductions	.60%H	.61%	.62%	.62%	.63%	.64%
Expenses net of fee waivers, if any	.59%H	.61%	.62%	.62%	.63%	.64%
Expenses net of all reductions	.59%H	.60%	.62%	.61%	.63%	.64%
Net investment income (loss)	.21%H	.59%	.72%	.62%	1.46%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$62,484	$58,886	$56,150	$49,619	$49,107	$40,468
Portfolio turnover rateI	94%H	78%	95%	103%	77%	46%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Diversified Stock Fund Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$31.42	$25.62	$29.65	$26.66	$22.76	$21.47
Income from Investment Operations
Net investment income (loss)A	.05	.19	.21	.21	.40	.38
Net realized and unrealized gain (loss)	5.58	6.46	(1.36)	5.06	3.88	2.62
Total from investment operations	5.63	6.65	(1.15)	5.27	4.28	3.00
Distributions from net investment income	(.16)	(.21)	(.17)	(.35)	(.35)B	(.35)
Distributions from net realized gain	(1.53)	(.64)	(2.71)	(1.93)	(.03)B	(1.36)
Total distributions	(1.68)C	(.85)	(2.88)	(2.28)	(.38)	(1.71)
Net asset value, end of period	$35.37	$31.42	$25.62	$29.65	$26.66	$22.76
Total ReturnD,E	18.38%	26.47%	(2.74)%	21.02%	18.98%	15.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.48%H	.49%	.50%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.48%H	.49%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.48%H	.49%	.49%	.49%	.50%	.51%
Net investment income (loss)	.32%H	.70%	.84%	.74%	1.58%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$15,774	$12,284	$10,010	$6,288	$934	$81
Portfolio turnover rateI	94%H	78%	95%	103%	77%	46%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2021

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers Class O, Class A, Class M, Class C, Class I, and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. Class O is closed to new accounts.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Diversified Stock Fund	$20,565

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$984,743,963
Gross unrealized depreciation	(15,985,063)
Net unrealized appreciation (depreciation)	$968,758,900
Tax cost	$1,784,296,725

The Fund elected to defer to its next fiscal year approximately $13,727,579 of capital losses recognized during the period November 1, 2019 to September 30, 2020.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Advisor Diversified Stock Fund	8,181,985.30

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Diversified Stock Fund	1,185,143,941	1,278,288,606

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$429,807	$7,317
Class M	.25%	.25%	116,050	1,212
Class C	.75%	.25%	166,172	19,796
			$712,029	$28,325

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26,389
Class M	2,351
Class C(a)	2,147
$30,887

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class O	$1,225,895.12
Class A	283,138.16
Class M	45,783.20
Class C	44,596.27
Class I	48,485.15
Class Z	3,058.04
	$1,650,955

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Diversified Stock Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Diversified Stock Fund	$22,066

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Diversified Stock Fund	Borrower	$3,424,571.33%		$220

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Diversified Stock Fund	63,339,240	73,683,071

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Advisor Diversified Stock Fund	$3,813

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Diversified Stock Fund	$591	$–	$–

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Diversified Stock Fund	$1,926,000.59%		$284

10. Expense Reductions.

Effective November 1, 2018, FIIOC agreed to waive Class O and Class A transfer agent fees to the extent that they exceeded certain levels of class-level average net assets as noted in the table below. This waiver may not be terminated without the approval of the Board.

	Transfer Agent Fees Limitation	Reimbursement
Class O	.01%	$1,119,657
Class A	.11%	92,281
		$1,211,938

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $86,960 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,837.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2021	Year ended September 30, 2020
Distributions to shareholders
Class O	$105,523,412	$55,525,594
Class A	16,854,616	8,432,149
Class M	2,208,843	1,026,393
Class C	1,640,537	756,921
Class I	3,033,937	1,771,374
Class Z	705,100	379,469
Total	$129,966,445	$67,891,900

12. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2021	Year ended September 30, 2020	Six months ended March 31, 2021	Year ended September 30, 2020
Class O
Shares sold	216,051	399,214	$7,092,164	$10,557,066
Reinvestment of distributions	2,912,153	1,833,831	92,257,018	48,358,134
Shares redeemed	(2,414,977)	(4,660,259)	(78,920,143)	(125,021,161)
Net increase (decrease)	713,227	(2,427,214)	$20,429,039	$(66,105,961)
Class A
Shares sold	628,086	1,310,475	$19,986,847	$33,487,237
Reinvestment of distributions	542,142	325,418	16,627,491	8,327,442
Shares redeemed	(731,844)	(2,188,962)	(23,116,054)	(56,392,497)
Net increase (decrease)	438,384	(553,069)	$13,498,284	$(14,577,818)
Class M
Shares sold	147,286	327,099	$4,651,406	$8,407,089
Reinvestment of distributions	72,071	40,105	2,188,795	1,018,261
Shares redeemed	(170,832)	(517,978)	(5,371,637)	(13,271,838)
Net increase (decrease)	48,525	(150,774)	$1,468,564	$(3,846,488)
Class C
Shares sold	81,309	173,995	$2,463,806	$4,280,498
Reinvestment of distributions	55,108	29,769	1,613,562	734,105
Shares redeemed	(108,238)	(407,598)	(3,276,035)	(10,108,147)
Net increase (decrease)	28,179	(203,834)	$801,333	$(5,093,544)
Class I
Shares sold	228,163	733,249	$7,786,114	$20,357,357
Reinvestment of distributions	73,124	56,488	2,413,101	1,549,456
Shares redeemed	(409,535)	(1,104,459)	(14,018,917)	(30,375,723)
Net increase (decrease)	(108,248)	(314,722)	$(3,819,702)	$(8,468,910)
Class Z
Shares sold	75,407	205,485	$2,530,883	$5,647,141
Reinvestment of distributions	19,967	12,645	651,128	342,800
Shares redeemed	(40,340)	(217,835)	(1,332,164)	(5,178,521)
Net increase (decrease)	55,034	295	$1,849,847	$811,420

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period-B October 1, 2020 to March 31, 2021
Fidelity Advisor Diversified Stock Fund
Class O	.45%
Actual		$1,000.00	$1,184.00	$2.45
Hypothetical-C		$1,000.00	$1,022.69	$2.27
Class A	.80%
Actual		$1,000.00	$1,182.10	$4.35
Hypothetical-C		$1,000.00	$1,020.94	$4.03
Class M	1.14%
Actual		$1,000.00	$1,179.80	$6.20
Hypothetical-C		$1,000.00	$1,019.25	$5.74
Class C	1.71%
Actual		$1,000.00	$1,176.70	$9.28
Hypothetical-C		$1,000.00	$1,016.40	$8.60
Class I	.59%
Actual		$1,000.00	$1,183.10	$3.21
Hypothetical-C		$1,000.00	$1,021.99	$2.97
Class Z	.48%
Actual		$1,000.00	$1,183.80	$2.61
Hypothetical-C		$1,000.00	$1,022.54	$2.42

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Advisor Diversified Stock Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ADESI-SANN-0521
1.814747.115

Fidelity Advisor® Capital Development Fund

Semi-Annual Report

March 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2021

% of fund's net assets
General Electric Co.	7.1
Microsoft Corp.	5.8
Exxon Mobil Corp.	4.1
Wells Fargo & Co.	4.0
Bank of America Corp.	3.7
Comcast Corp. Class A	3.5
Altria Group, Inc.	3.0
Apple, Inc.	2.9
Qualcomm, Inc.	2.0
Bristol-Myers Squibb Co.	2.0
38.1

Top Five Market Sectors as of March 31, 2021

% of fund's net assets
Information Technology	18.1
Financials	17.6
Industrials	15.9
Health Care	14.5
Communication Services	8.6

Asset Allocation (% of fund's net assets)

As of March 31, 2021 *
Stocks	98.0%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Foreign investments - 10.2%

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	320,106	$18,614,164
Entertainment - 2.7%
Activision Blizzard, Inc.	148,800	13,838,400
Nintendo Co. Ltd. ADR	202,400	14,329,920
The Walt Disney Co. (a)	279,400	51,554,888
Vivendi SA	928,700	30,483,322
		110,206,530
Interactive Media & Services - 1.5%
Alphabet, Inc.:
Class A (a)	11,900	24,543,988
Class C (a)	10,483	21,685,448
Facebook, Inc. Class A (a)	12,400	3,652,172
Match Group, Inc. (a)	85,447	11,738,709
		61,620,317
Media - 4.0%
Comcast Corp. Class A	2,639,700	142,834,167
Interpublic Group of Companies, Inc.	725,000	21,170,000
		164,004,167

TOTAL COMMUNICATION SERVICES		354,445,178

CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.6%
BorgWarner, Inc.	549,860	25,491,510
Automobiles - 0.7%
General Motors Co.	525,300	30,183,738
Distributors - 0.1%
LKQ Corp. (a)	55,900	2,366,247
Hotels, Restaurants & Leisure - 0.3%
Elior SA (b)	434,500	3,225,376
Marriott International, Inc. Class A	25,400	3,761,994
Starbucks Corp.	47,900	5,234,033
		12,221,403
Household Durables - 1.6%
Mohawk Industries, Inc. (a)	155,300	29,865,743
Sony Corp. sponsored ADR	58,700	6,222,787
Whirlpool Corp.	124,600	27,455,610
		63,544,140
Internet & Direct Marketing Retail - 1.1%
Expedia, Inc.	76,200	13,115,544
Ocado Group PLC (a)	24,800	695,752
The Booking Holdings, Inc. (a)	14,000	32,617,760
		46,429,056
Specialty Retail - 1.2%
Lowe's Companies, Inc.	264,400	50,283,592

TOTAL CONSUMER DISCRETIONARY		230,519,686

CONSUMER STAPLES - 6.3%
Beverages - 1.4%
Anheuser-Busch InBev SA NV ADR	25,500	1,602,675
Diageo PLC sponsored ADR	100,300	16,470,263
Keurig Dr. Pepper, Inc.	148,600	5,107,382
The Coca-Cola Co.	640,800	33,776,568
		56,956,888
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	14,000	4,934,720
Performance Food Group Co. (a)	157,600	9,079,336
Sysco Corp.	310,500	24,448,770
		38,462,826
Food Products - 0.1%
Lamb Weston Holdings, Inc.	44,700	3,463,356
Household Products - 0.3%
Colgate-Palmolive Co.	9,600	756,768
Procter & Gamble Co.	6,500	880,295
Spectrum Brands Holdings, Inc.	107,500	9,137,500
		10,774,563
Tobacco - 3.6%
Altria Group, Inc.	2,456,100	125,654,076
British American Tobacco PLC sponsored ADR	615,400	23,840,596
		149,494,672

TOTAL CONSUMER STAPLES		259,152,305

ENERGY - 7.9%
Energy Equipment & Services - 0.1%
Subsea 7 SA	562,600	5,650,239
Oil, Gas & Consumable Fuels - 7.8%
Cabot Oil & Gas Corp.	135,900	2,552,202
Cenovus Energy, Inc. (Canada)	4,291,458	32,236,304
Exxon Mobil Corp.	3,029,300	169,125,819
Hess Corp.	889,920	62,970,739
Kosmos Energy Ltd.	4,209,990	12,924,669
MEG Energy Corp. (a)	319,200	1,656,071
Phillips 66 Co.	228,200	18,607,428
Royal Dutch Shell PLC Class B sponsored ADR	558,900	20,584,287
		320,657,519

TOTAL ENERGY		326,307,758

FINANCIALS - 17.6%
Banks - 12.3%
Bank of America Corp.	3,906,315	151,135,327
JPMorgan Chase& Co.	388,300	59,110,909
M&T Bank Corp.	51,600	7,823,076
PNC Financial Services Group, Inc.	300,816	52,766,135
Truist Financial Corp.	660,626	38,527,708
U.S. Bancorp	574,442	31,772,387
Wells Fargo & Co.	4,219,650	164,861,726
		505,997,268
Capital Markets - 3.4%
KKR & Co. LP	428,485	20,931,492
Morgan Stanley	279,300	21,690,438
Northern Trust Corp.	455,795	47,908,612
Raymond James Financial, Inc.	80,700	9,890,592
State Street Corp.	506,790	42,575,428
		142,996,562
Consumer Finance - 0.6%
Discover Financial Services	250,700	23,813,993
Insurance - 0.3%
Chubb Ltd.	60,700	9,588,779
The Travelers Companies, Inc.	13,600	2,045,440
		11,634,219
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp.	646,661	8,956,255
Radian Group, Inc.	1,451,752	33,753,234
		42,709,489

TOTAL FINANCIALS		727,151,531

HEALTH CARE - 14.5%
Biotechnology - 0.8%
AbbVie, Inc.	61,763	6,683,992
ADC Therapeutics SA (a)	59,488	1,452,102
Alnylam Pharmaceuticals, Inc. (a)	44,200	6,240,598
Crinetics Pharmaceuticals, Inc. (a)	77,600	1,185,728
Gritstone Oncology, Inc. (a)	76,987	725,987
Heron Therapeutics, Inc. (a)(c)	36,700	594,907
Insmed, Inc. (a)	175,279	5,970,003
Intercept Pharmaceuticals, Inc. (a)(c)	273,405	6,310,187
Vaxcyte, Inc.	46,100	910,475
		30,073,979
Health Care Equipment & Supplies - 1.4%
Becton, Dickinson & Co.	44,800	10,893,120
Boston Scientific Corp. (a)	1,146,551	44,314,196
Danaher Corp.	10,400	2,340,832
		57,548,148
Health Care Providers & Services - 6.2%
AmerisourceBergen Corp.	99,100	11,700,737
Cardinal Health, Inc.	391,000	23,753,250
Centene Corp. (a)	65,400	4,179,714
Cigna Corp.	230,000	55,600,200
Covetrus, Inc. (a)	132,320	3,965,630
CVS Health Corp.	681,600	51,276,768
McKesson Corp.	248,580	48,483,043
UnitedHealth Group, Inc.	150,900	56,145,363
		255,104,705
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	325,854	492,040
Pharmaceuticals - 6.1%
Bayer AG	689,678	43,706,942
Bristol-Myers Squibb Co.	1,284,800	81,109,424
Eli Lilly & Co.	45,600	8,518,992
GlaxoSmithKline PLC sponsored ADR	1,169,700	41,746,593
Intra-Cellular Therapies, Inc. (a)	39,900	1,353,807
Johnson & Johnson	380,260	62,495,731
Pliant Therapeutics, Inc.	58,000	2,281,140
Sanofi SA sponsored ADR	157,200	7,775,112
TherapeuticsMD, Inc. (a)(c)	1,966,431	2,635,018
Viatris, Inc. (a)	50,600	706,882
		252,329,641

TOTAL HEALTH CARE		595,548,513

INDUSTRIALS - 15.9%
Aerospace & Defense - 2.1%
Airbus Group NV	103,700	11,761,380
General Dynamics Corp.	54,400	9,876,864
Huntington Ingalls Industries, Inc.	39,800	8,192,830
MTU Aero Engines Holdings AG	18,100	4,260,032
Raytheon Technologies Corp.	66,400	5,130,728
Safran SA	24,200	3,291,866
The Boeing Co.	172,500	43,939,200
		86,452,900
Air Freight & Logistics - 2.6%
FedEx Corp.	105,900	30,079,836
United Parcel Service, Inc. Class B	460,500	78,280,395
		108,360,231
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	36,100	4,151,500
Building Products - 0.2%
Johnson Controls International PLC	105,000	6,265,350
Electrical Equipment - 1.1%
Acuity Brands, Inc.	69,400	11,451,000
Hubbell, Inc. Class B	51,518	9,628,199
Vertiv Holdings Co.	143,700	2,874,000
Vertiv Holdings LLC (a)(d)	1,100,000	22,000,000
		45,953,199
Industrial Conglomerates - 7.4%
3M Co.	67,800	13,063,704
General Electric Co.	22,193,500	291,400,656
		304,464,360
Machinery - 1.2%
Caterpillar, Inc.	16,500	3,825,855
Cummins, Inc.	24,600	6,374,106
Epiroc AB (A Shares)	123,700	2,801,626
Flowserve Corp.	211,400	8,204,434
Fortive Corp.	109,100	7,706,824
Otis Worldwide Corp.	79,150	5,417,818
Stanley Black & Decker, Inc.	37,200	7,427,724
Westinghouse Air Brake Co.	121,002	9,578,518
		51,336,905
Professional Services - 0.1%
Equifax, Inc.	14,900	2,698,837
Road & Rail - 1.1%
Knight-Swift Transportation Holdings, Inc. Class A	523,700	25,184,733
Lyft, Inc. (a)	119,533	7,552,095
Ryder System, Inc.	144,900	10,961,685
		43,698,513
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	20,600	905,287

TOTAL INDUSTRIALS		654,287,082

INFORMATION TECHNOLOGY - 18.1%
Electronic Equipment & Components - 0.3%
CDW Corp.	15,500	2,569,125
Vontier Corp. (a)	283,340	8,576,702
		11,145,827
IT Services - 3.7%
Amadeus IT Holding SA Class A (a)	109,600	7,806,599
Edenred SA	150,100	7,840,032
Fidelity National Information Services, Inc.	187,600	26,378,436
Genpact Ltd.	168,200	7,202,324
IBM Corp.	46,400	6,183,264
MasterCard, Inc. Class A	32,300	11,500,415
Snowflake Computing, Inc.	3,300	756,624
Twilio, Inc. Class A (a)	5,300	1,806,028
Unisys Corp. (a)	515,247	13,097,579
Visa, Inc. Class A	322,200	68,219,406
		150,790,707
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	44,500	6,901,060
Applied Materials, Inc.	91,800	12,264,480
Intel Corp.	401,200	25,676,800
Lam Research Corp.	11,500	6,845,260
Marvell Technology Group Ltd.	149,600	7,327,408
Qualcomm, Inc.	635,790	84,299,396
		143,314,404
Software - 7.5%
Autodesk, Inc. (a)	37,300	10,337,695
Dynatrace, Inc. (a)	114,300	5,513,832
Elastic NV (a)	76,700	8,529,040
Microsoft Corp.	1,021,000	240,721,170
PTC, Inc. (a)	51,400	7,075,210
SAP SE sponsored ADR (c)	289,900	35,596,821
Workday, Inc. Class A (a)	14,600	3,627,078
		311,400,846
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	989,400	120,855,210
Samsung Electronics Co. Ltd.	90,700	6,586,157
		127,441,367

TOTAL INFORMATION TECHNOLOGY		744,093,151

MATERIALS - 2.5%
Chemicals - 1.2%
DuPont de Nemours, Inc.	419,500	32,418,960
Livent Corp. (a)	14,200	245,944
Nutrien Ltd.	176,220	9,493,192
PPG Industries, Inc.	46,200	6,942,012
		49,100,108
Metals & Mining - 1.3%
BHP Billiton Ltd. sponsored ADR (c)	289,100	20,060,649
First Quantum Minerals Ltd.	267,500	5,097,975
Freeport-McMoRan, Inc.	887,079	29,211,511
		54,370,135

TOTAL MATERIALS		103,470,243

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	43,000	10,279,580
Equinix, Inc.	2,800	1,902,852
Simon Property Group, Inc.	148,700	16,917,599
		29,100,031
UTILITIES - 0.3%
Electric Utilities - 0.2%
Entergy Corp.	35,900	3,570,973
Southern Co.	92,100	5,724,936
		9,295,909
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	125,200	2,835,780
Sempra Energy	9,300	1,232,994
		4,068,774

TOTAL UTILITIES		13,364,683

TOTAL COMMON STOCKS
(Cost $2,717,666,159)		4,037,440,161

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)
(Cost $7,810,134)	7,810,134	3,259,949

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.06% (g)	64,437,658	64,450,545
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	40,442,828	40,446,872
TOTAL MONEY MARKET FUNDS
(Cost $104,898,417)		104,897,417
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $2,830,374,710)		4,145,597,527
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(25,204,211)
NET ASSETS - 100%		$4,120,393,316

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,225,376 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,259,949 or 0.6% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$7,810,134
Vertiv Holdings LLC	2/6/20	$11,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,661
Fidelity Securities Lending Cash Central Fund	180,843
Total	$206,504

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$354,445,178	$323,961,856	$30,483,322	$--
Consumer Discretionary	230,519,686	230,519,686	--	--
Consumer Staples	259,152,305	259,152,305	--	--
Energy	326,307,758	326,307,758	--	--
Financials	727,151,531	727,151,531	--	--
Health Care	595,548,513	551,841,571	43,706,942	--
Industrials	654,287,082	639,233,836	15,053,246	--
Information Technology	744,093,151	729,700,395	14,392,756	--
Materials	103,470,243	103,470,243	--	--
Real Estate	29,100,031	29,100,031	--	--
Utilities	13,364,683	13,364,683	--	--
Other	3,259,949	--	--	3,259,949
Money Market Funds	104,897,417	104,897,417	--	--
Total Investments in Securities:	$4,145,597,527	$4,038,701,312	$103,636,266	$3,259,949
Net unrealized appreciation on unfunded commitments	$1,038,548	$-	$1,038,548	$-

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.8%
United Kingdom	2.5%
Germany	2.1%
France	1.3%
Canada	1.1%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $39,776,153) — See accompanying schedule: Unaffiliated issuers (cost $2,725,476,293)	$4,040,700,110
Fidelity Central Funds (cost $104,898,417)	104,897,417
Total Investment in Securities (cost $2,830,374,710)		$4,145,597,527
Cash		418,825
Restricted cash		18,138
Foreign currency held at value (cost $66,243)		66,073
Receivable for investments sold		11,529,428
Net unrealized appreciation on unfunded commitments		1,038,548
Receivable for fund shares sold		570,980
Dividends receivable		7,194,051
Distributions receivable from Fidelity Central Funds		49,196
Prepaid expenses		2,010
Other receivables		421,858
Total assets		4,166,906,634
Liabilities
Payable for investments purchased	$2,065,836
Payable for fund shares redeemed	1,881,495
Accrued management fee	1,796,018
Distribution and service plan fees payable	117,582
Other affiliated payables	108,392
Other payables and accrued expenses	88,254
Collateral on securities loaned	40,455,741
Total liabilities		46,513,318
Net Assets		$4,120,393,316
Net Assets consist of:
Paid in capital		$2,758,721,223
Total accumulated earnings (loss)		1,361,672,093
Net Assets		$4,120,393,316
Net Asset Value and Maximum Offering Price
Class O:
Net Asset Value, offering price and redemption price per share ($3,542,683,834 ÷ 189,192,960 shares)		$18.73
Class A:
Net Asset Value and redemption price per share ($550,842,371 ÷ 30,740,087 shares)(a)		$17.92
Maximum offering price per share (100/94.25 of $17.92)		$19.01
Class M:
Net Asset Value and redemption price per share ($3,223,188 ÷ 185,977 shares)(a)		$17.33
Maximum offering price per share (100/96.50 of $17.33)		$17.96
Class C:
Net Asset Value and offering price per share ($2,420,202 ÷ 146,075 shares)(a)		$16.57
Class I:
Net Asset Value, offering price and redemption price per share ($21,223,721 ÷ 1,128,194 shares)		$18.81

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2021 (Unaudited)
Investment Income
Dividends		$37,287,606
Income from Fidelity Central Funds (including $180,843 from security lending)		206,504
Total income		37,494,110
Expenses
Management fee	$9,600,941
Transfer agent fees	2,659,072
Distribution and service plan fees	638,822
Accounting fees	503,450
Custodian fees and expenses	39,905
Independent trustees' fees and expenses	7,509
Registration fees	38,074
Audit	36,518
Legal	9,701
Miscellaneous	9,417
Total expenses before reductions	13,543,409
Expense reductions	(2,566,070)
Total expenses after reductions		10,977,339
Net investment income (loss)		26,516,771
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	53,326,822
Fidelity Central Funds	(8,747)
Foreign currency transactions	(2,699)
Total net realized gain (loss)		53,315,376
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	938,422,569
Fidelity Central Funds	(2,389)
Unfunded commitments	1,038,548
Assets and liabilities in foreign currencies	(204)
Total change in net unrealized appreciation (depreciation)		939,458,524
Net gain (loss)		992,773,900
Net increase (decrease) in net assets resulting from operations		$1,019,290,671

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2021 (Unaudited)	Year ended September 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,516,771	$58,617,978
Net realized gain (loss)	53,315,376	106,754,848
Change in net unrealized appreciation (depreciation)	939,458,524	(77,175,600)
Net increase (decrease) in net assets resulting from operations	1,019,290,671	88,197,226
Distributions to shareholders	(155,641,552)	(234,121,202)
Share transactions - net increase (decrease)	151,139,989	187,896,956
Total increase (decrease) in net assets	1,014,789,108	41,972,980
Net Assets
Beginning of period	3,105,604,208	3,063,631,228
End of period	$4,120,393,316	$3,105,604,208

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Capital Development Fund Class O

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.71	$15.41	$17.96	$16.69	$14.42	$13.30
Income from Investment Operations
Net investment income (loss)A	.13	.29	.31	.26	.24	.21
Net realized and unrealized gain (loss)	4.64	.21	(.79)B	2.13	2.47	1.70
Total from investment operations	4.77	.50	(.48)	2.39	2.71	1.91
Distributions from net investment income	(.28)	(.31)	(.28)	(.24)	(.21)	(.21)
Distributions from net realized gain	(.47)	(.88)	(1.80)	(.88)	(.22)	(.58)
Total distributions	(.75)	(1.20)C	(2.07)C	(1.12)	(.44)C	(.79)
Net asset value, end of period	$18.73	$14.71	$15.41	$17.96	$16.69	$14.42
Total ReturnD,E	33.07%	2.62%	(1.43)%B,F	15.04%F	19.08%F	15.01%F
Ratios to Average Net AssetsG,H
Expenses before reductions	.71%I	.72%	.70%	.58%	.59%	.59%
Expenses net of fee waivers, if any	.56%I	.57%	.58%	.58%	.59%	.59%
Expenses net of all reductions	.56%I	.57%	.57%	.58%	.59%	.59%
Net investment income (loss)	1.50%I	1.95%	2.07%	1.52%	1.55%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$3,542,684	$2,663,852	$2,611,342	$2,896,451	$2,705,474	$2,447,565
Portfolio turnover rateJ	21%I	26%	38%	36%	31%	29%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.53)%

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.09	$14.80	$17.34	$16.15	$13.97	$12.90
Income from Investment Operations
Net investment income (loss)A	.10	.24	.26	.20	.19	.17
Net realized and unrealized gain (loss)	4.44	.20	(.77)B	2.07	2.39	1.65
Total from investment operations	4.54	.44	(.51)	2.27	2.58	1.82
Distributions from net investment income	(.24)	(.27)	(.23)	(.19)	(.17)	(.17)
Distributions from net realized gain	(.47)	(.88)	(1.80)	(.88)	(.22)	(.58)
Total distributions	(.71)	(1.15)	(2.03)	(1.08)C	(.40)C	(.75)
Net asset value, end of period	$17.92	$14.09	$14.80	$17.34	$16.15	$13.97
Total ReturnD,E,F	32.84%	2.37%	(1.76)%B,G	14.71%G	18.72%G	14.71%G
Ratios to Average Net AssetsH,I
Expenses before reductions	.98%J	1.00%	1.00%	.87%	.88%	.89%
Expenses net of fee waivers, if any	.85%J	.86%	.87%	.87%	.88%	.89%
Expenses net of all reductions	.85%J	.86%	.86%	.87%	.88%	.89%
Net investment income (loss)	1.21%J	1.66%	1.78%	1.23%	1.26%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$550,842	$425,890	$433,610	$460,953	$426,665	$379,128
Portfolio turnover rateK	21%J	26%	38%	36%	31%	29%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (1.86)%

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. These sales charges and other fees were discontinued effective November 16, 2018 in conjunction with the termination of the Destiny Plans.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.61	$14.34	$16.85	$15.71	$13.62	$12.59
Income from Investment Operations
Net investment income (loss)A	.06	.16	.18	.11	.10	.09
Net realized and unrealized gain (loss)	4.29	.18	(.75)B	2.02	2.32	1.61
Total from investment operations	4.35	.34	(.57)	2.13	2.42	1.70
Distributions from net investment income	(.17)	(.19)	(.14)	(.11)	(.11)	(.10)
Distributions from net realized gain	(.47)	(.88)	(1.80)	(.88)	(.22)	(.58)
Total distributions	(.63)C	(1.07)	(1.94)	(.99)	(.33)	(.67)C
Net asset value, end of period	$17.33	$13.61	$14.34	$16.85	$15.71	$13.62
Total ReturnD,E,F	32.57%	1.76%	(2.27)%B	14.18%	18.02%	14.09%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.34%I	1.37%	1.40%	1.41%	1.42%	1.44%
Expenses net of fee waivers, if any	1.34%I	1.37%	1.40%	1.41%	1.42%	1.44%
Expenses net of all reductions	1.34%I	1.36%	1.40%	1.41%	1.42%	1.44%
Net investment income (loss)	.72%I	1.16%	1.24%	.69%	.71%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$3,223	$2,468	$3,294	$3,469	$3,421	$2,552
Portfolio turnover rateJ	21%I	26%	38%	36%	31%	29%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (2.37)%

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.99	$13.73	$16.23	$15.17	$13.18	$12.21
Income from Investment Operations
Net investment income (loss)A	.02	.09	.11	.04	.04	.03
Net realized and unrealized gain (loss)	4.10	.19	(.73)B	1.94	2.25	1.57
Total from investment operations	4.12	.28	(.62)	1.98	2.29	1.60
Distributions from net investment income	(.07)	(.14)	(.09)	(.04)	(.08)	(.05)
Distributions from net realized gain	(.47)	(.88)	(1.80)	(.88)	(.22)	(.58)
Total distributions	(.54)	(1.02)	(1.88)C	(.92)	(.30)	(.63)
Net asset value, end of period	$16.57	$12.99	$13.73	$16.23	$15.17	$13.18
Total ReturnD,E,F	32.22%	1.39%	(2.72)%B	13.62%	17.57%	13.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.83%I	1.83%	1.83%	1.84%	1.85%	1.89%
Expenses net of fee waivers, if any	1.83%I	1.83%	1.83%	1.84%	1.85%	1.89%
Expenses net of all reductions	1.83%I	1.82%	1.82%	1.83%	1.85%	1.89%
Net investment income (loss)	.23%I	.70%	.82%	.26%	.28%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$2,420	$1,956	$3,247	$3,082	$3,016	$2,023
Portfolio turnover rateJ	21%I	26%	38%	36%	31%	29%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (2.82)%

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Capital Development Fund Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.77	$15.46	$18.03	$16.74	$14.48	$13.34
Income from Investment Operations
Net investment income (loss)A	.12	.27	.29	.23	.22	.19
Net realized and unrealized gain (loss)	4.65	.22	(.81)B	2.16	2.46	1.71
Total from investment operations	4.77	.49	(.52)	2.39	2.68	1.90
Distributions from net investment income	(.26)	(.29)	(.26)	(.22)	(.20)	(.19)
Distributions from net realized gain	(.47)	(.88)	(1.80)	(.88)	(.22)	(.58)
Total distributions	(.73)	(1.18)C	(2.05)C	(1.10)	(.42)	(.76)C
Net asset value, end of period	$18.81	$14.77	$15.46	$18.03	$16.74	$14.48
Total ReturnD,E	32.90%	2.54%	(1.68)%B	14.97%	18.82%	14.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%H	.72%	.73%	.72%	.74%	.75%
Expenses net of fee waivers, if any	.71%H	.72%	.73%	.72%	.74%	.75%
Expenses net of all reductions	.70%H	.71%	.73%	.72%	.74%	.75%
Net investment income (loss)	1.36%H	1.81%	1.91%	1.38%	1.39%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$21,224	$11,438	$12,138	$5,315	$3,381	$4,348
Portfolio turnover rateI	21%H	26%	38%	36%	31%	29%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.78)%

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2021

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers Class O, Class A, Class M, Class C, and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. Class O is closed to new accounts.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Capital Development Fund	$34,698

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), deferred Trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,487,570,703
Gross unrealized depreciation	(197,929,481)
Net unrealized appreciation (depreciation)	$1,289,641,222
Tax cost	$2,856,994,853

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Advisor Capital Development Fund	3,278,087.08

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Capital Development Fund	364,286,386	360,382,169

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$620,643	$18,180
Class M	.25%	.25%	7,178	41
Class C	.75%	.25%	11,001	713
			$638,822	$18,934

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$7,778
Class M	239
Class C(a)	113
$8,130

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class O	$2,233,235.14
Class A	408,451.16
Class M	4,042.28
Class C	2,942.27
Class I	10,402.14
	$2,659,072

 (a) Annualized

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Capital Development Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Capital Development Fund	$7,606

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Capital Development Fund	31,598,423	26,876,076

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Advisor Capital Development Fund	$5,265

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Capital Development Fund	$19,461	$46,180	$174,200

8. Expense Reductions.

Effective November 1, 2018, FIIOC agreed to waive Class O and Class A transfer agent fees to the extent that they exceeded certain levels of class-level average net assets as noted in the table below. This waiver may not be terminated without the approval of the Board.

	Transfer Agent Fees Limitation	Waiver
Class O	.00%	$2,224,399
Class A	.04%	305,342
		$2,529,741

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $30,920 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $26.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,383.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2021	Year ended September 30, 2020
Distributions to shareholders
Class O	$133,701,379	$199,124,337
Class A	21,172,185	33,509,941
Class M	114,340	232,853
Class C	77,238	235,074
Class I	576,410	1,018,997
Total	$155,641,552	$234,121,202

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2021	Year ended September 30, 2020	Six months ended March 31, 2021	Year ended September 30, 2020
Class O
Shares sold	9,729,797	15,061,455	$167,113,320	$210,822,800
Reinvestment of distributions	7,825,308	12,092,814	129,743,573	192,880,337
Shares redeemed	(9,465,060)	(15,563,760)	(159,573,557)	(230,041,446)
Net increase (decrease)	8,090,045	11,590,509	$137,283,336	$173,661,691
Class A
Shares sold	661,324	1,250,528	$10,667,174	$17,426,131
Reinvestment of distributions	1,325,973	2,181,570	21,056,449	33,399,830
Shares redeemed	(1,478,602)	(2,497,606)	(24,286,724)	(35,069,109)
Net increase (decrease)	508,695	934,492	$7,436,899	$15,756,852
Class M
Shares sold	10,548	11,165	$166,648	$157,299
Reinvestment of distributions	7,434	15,670	114,340	232,853
Shares redeemed	(13,310)	(75,341)	(205,277)	(1,017,447)
Net increase (decrease)	4,672	(48,506)	$75,711	$(627,295)
Class C
Shares sold	15,801	17,679	$245,858	$232,837
Reinvestment of distributions	5,021	16,087	73,914	228,912
Shares redeemed	(25,334)	(119,613)	(384,877)	(1,528,986)
Net increase (decrease)	(4,512)	(85,847)	$(65,105)	$(1,067,237)
Class I
Shares sold	456,168	231,068	$8,077,638	$3,509,788
Reinvestment of distributions	27,856	54,834	464,074	879,539
Shares redeemed	(130,426)	(296,242)	(2,132,564)	(4,216,382)
Net increase (decrease)	353,598	(10,340)	$6,409,148	$172,945

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period-B October 1, 2020 to March 31, 2021
Fidelity Advisor Capital Development Fund
Class O	.56%
Actual		$1,000.00	$1,330.70	$3.25
Hypothetical-C		$1,000.00	$1,022.14	$2.82
Class A	.85%
Actual		$1,000.00	$1,328.40	$4.93
Hypothetical-C		$1,000.00	$1,020.69	$4.28
Class M	1.34%
Actual		$1,000.00	$1,325.70	$7.77
Hypothetical-C		$1,000.00	$1,018.25	$6.74
Class C	1.83%
Actual		$1,000.00	$1,322.20	$10.59
Hypothetical-C		$1,000.00	$1,015.81	$9.20
Class I	.71%
Actual		$1,000.00	$1,329.00	$4.12
Hypothetical-C		$1,000.00	$1,021.39	$3.58

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Advisor Capital Development Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ADESII-SANN-0521
1.814759.115

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Destiny Portfolios’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 19, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 19, 2021